UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
General and administrative expenses		$ 148,538		$ 443	$ 1,569	$ 2,800,862	$ 951,461
General and administrative expenses - related party		30,000				60,000	50,000
Capital base tax expense		54,198				107,781	198,129
Franchise tax expense		49,863				99,228	188,237
Loss from operations		(282,599)		(443)	(1,569)	(3,067,871)	(1,387,827)
Other income (expenses):
Change in fair value of derivative warrant liabilities		3,410,000				2,640,000	1,905,000
Offering costs allocated to derivative warrant liabilities							(476,450)
Income from investments held in trust account		226,861				239,411	6,015
Income (loss) before income tax expense		3,354,262		(443)	(1,569)	(188,460)
Income tax expense							0
Net income (loss)	$ (1,126)	$ 3,354,262	$ (3,542,722)	$ (443)	$ (1,569)	$ (188,460)	$ 46,738
Class A Common stock
Other income (expenses):
Weighted average shares outstanding, basic		15,000,000				15,000,000	4,690,909
Weighted average shares outstanding, diluted		15,000,000		0	0	15,000,000	4,690,909
Basic net income per share		$ 0.18				$ (0.01)	$ 0.01
Diluted net income per share		$ 0.18		$ 0.00	$ 0.00	$ (0.01)	$ 0.01
Class B Common Stock
Other income (expenses):
Weighted average shares outstanding, basic		3,750,000		4,015,797	4,136,029	3,750,000	3,750,000
Weighted average shares outstanding, diluted		3,750,000		4,015,797	4,136,029	3,750,000	3,750,000
Basic net income per share		$ 0.18		$ 0.00	$ 0.00	$ (0.01)	$ 0.01
Diluted net income per share		$ 0.18		$ 0.00	$ 0.00	$ (0.01)	$ 0.01